Condensed Consolidated Balance Sheets (2014 Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Series G Preferred Stock [Member]	Dec. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Jun. 30, 2014 Series D Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Jun. 30, 2014 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]
Convertible Redeemable Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001
Allowance for doubtful accounts receivable	$ 19	$ 19	$ 4
Convertible Redeemable Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000
Convertible Redeemable Preferred stock, shares issued				5,000,000	5,000,000	5,000,000
Convertible Redeemable Preferred stock, shares outstanding				5,000,000	5,000,000	5,000,000
Convertible Redeemable Preferred stock, liquidation preference				5,000	5,000	5,000
Preferred stock, par value	$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000					50	50	50	5,000,000	5,000,000	5,000,000	0	3,000,000
Preferred stock, shares issued					5,000,000	5,000,000	43	43	43	300,000	300,000	300,000	0	2,000,000
Preferred stock, shares outstanding					5,000,000	5,000,000	43	43	43	300,000	300,000	300,000	0	2,000,000
Liquidation preference							$ 4,320	$ 4,320	$ 4,320	$ 412	$ 403	$ 385	$ 0	$ 2,507
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	300,000,000	300,000,000
Common stock, shares issued	213,590,669	151,175,053	87,388,815
Common stock, shares outstanding	213,590,669	151,175,053	87,388,815